SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Total revenue	¥ 784,403	¥ 559,521	¥ 682,121
Product Equipment [Member]
Product Information [Line Items]
Total revenue	627,720	465,691	540,857
SaaS, Maintenance and Others [Member]
Product Information [Line Items]
Total revenue	¥ 156,683	¥ 93,830	¥ 141,264